Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C, and Class I Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.47	0.41	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.22	0.16	0.16

Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.38	1.82	1.07

Fee Waivers and/or Expense Reimbursements[1]	(0.29)	(0.23)	(0.23)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.09	1.59	0.84

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 1.08%, 1.58% and 0.83% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	556	840	1,145	2,009

CLASS C SHARES ($)	262	550	964	2,118

CLASS I SHARES ($)	86	317	568	1,285

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	556	840	1,145	2,009

CLASS C SHARES ($)	162	550	964	2,118

CLASS I SHARES ($)	86	317	568	1,285

For the Class L Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees	0.10

Remainder of Other Expenses	0.15

Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	0.91

Fee Waivers and/or Expense Reimbursements[1]	(0.25)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.66

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.65% of the average daily net assets of Class L Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	67	265	479	1,097

For the Class R6 Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.14

Service Fees	NONE

Remainder of Other Expenses	0.14

Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	0.80
Fee Waivers and/or Expense Reimbursements[1]	(0.21)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.58% of the average daily net assets of Class R6 Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	60	234	424	970

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C, and Class I Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.47	0.41	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.22	0.16	0.16

Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.38	1.82	1.07

Fee Waivers and/or Expense Reimbursements[1]	(0.29)	(0.23)	(0.23)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.09	1.59	0.84

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 1.08%, 1.58% and 0.83% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	556	840	1,145	2,009

CLASS C SHARES ($)	262	550	964	2,118

CLASS I SHARES ($)	86	317	568	1,285

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	556	840	1,145	2,009

CLASS C SHARES ($)	162	550	964	2,118

CLASS I SHARES ($)	86	317	568	1,285

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/20
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Diversified Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 556
3 Years	rr_ExpenseExampleYear03	840
5 Years	rr_ExpenseExampleYear05	1,145
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	556
3 Years	rr_ExpenseExampleNoRedemptionYear03	840
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
A, C, I Shares | JPMorgan Diversified Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[1]
1 Year	rr_ExpenseExampleYear01	$ 262
3 Years	rr_ExpenseExampleYear03	550
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,118
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	550
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,118
A, C, I Shares | JPMorgan Diversified Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	1,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	317
5 Years	rr_ExpenseExampleNoRedemptionYear05	568
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,285
L Shares | JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class L Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

Class L
Management Fees	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.25

Service Fees	0.10

Remainder of Other Expenses	0.15

Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	0.91

Fee Waivers and/or Expense Reimbursements[1]	(0.25)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.66

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.65% of the average daily net assets of Class L Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS L SHARES ($)	67	265	479	1,097

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/20
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
L Shares | JPMorgan Diversified Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Service Fees	rr_Component2OtherExpensesOverAssets	0.10%	[2]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	479
10 Years	rr_ExpenseExampleYear10	1,097
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	479
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,097
R6 Shares | JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 3, 2019

to the Summary Prospectuses and Prospectuses dated November 1, 2018, as supplemented

Effective immediately, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class R6 Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees	0.55%

Distribution (Rule 12b-1) Fees	NONE

Other Expenses	0.14

Service Fees	NONE

Remainder of Other Expenses	0.14

Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	0.80
Fee Waivers and/or Expense Reimbursements[1]	(0.21)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.58% of the average daily net assets of Class R6 Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	60	234	424	970

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	5/31/20
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R6 Shares | JPMorgan Diversified Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[3]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Service Fees	rr_Component2OtherExpensesOverAssets	none	[3]
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[3]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	970
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	234
5 Years	rr_ExpenseExampleNoRedemptionYear05	424
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 970

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 1.08%, 1.58% and 0.83% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.65% of the average daily net assets of Class L Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.58% of the average daily net assets of Class R6 Shares (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 5/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.